Schedule of Revenue Allowance and Accrual Activities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	$ 82	$ 246	$ 246	$ 327
Provision related to current period sales	429	691	813	637
Credit or payments made during the period	(378)	(577)	(977)	(718)
Balance at December 31, 2022	133	360	82	246
Returns [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	48	43	43	217
Provision related to current period sales	4	8	10	6
Credit or payments made during the period		(5)	(5)	(180)
Balance at December 31, 2022	52	46	48	43
Co-pay Assistance Program [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	9	101	101	52
Provision related to current period sales	156	503	574	423
Credit or payments made during the period	(145)	(400)	(666)	(374)
Balance at December 31, 2022	20	204	9	101
Prompt Pay Discounts [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	5	48	48	15
Provision related to current period sales	3	16	19	40
Credit or payments made during the period	(2)	(23)	(62)	(7)
Balance at December 31, 2022	6	41	5	48
Government and Payor Rebates [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	20	54	54	43
Provision related to current period sales	266	164	210	168
Credit or payments made during the period	(231)	(149)	(244)	(157)
Balance at December 31, 2022	$ 55	$ 69	$ 20	$ 54